UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05328
                                                    ----------

                            CIM High Yield Securities
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        400 W. Market Street, Suite 3300
                              Louisville, KY 40202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Cindy Cameron
                       INVESCO Institutional, (N.A.) Inc.
                        400 W. Market Street, Suite 3300
                              Louisville, KY 40202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 502-589-2011
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                  Date of reporting period: September 30, 2005
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                           VALUE
 AMOUNT                                                                                            (NOTE 1)
--------                                                                                         -----------

CORPORATE BONDS AND NOTES -- 117.5%

          WIRELINE -- 8.6%
$ 75,000  American Cellular Corp., Sr. Notes, Series B, 10.000%, 08/01/11                        $    82,125
 200,000  AT & T Corp., Sr. Notes, 9.050%, 11/15/11                                                  226,250
 150,000  Cincinnati Bell Inc., Sr. Notes, 7.000%, 02/15/15                                          145,500
  75,000  Citizens Communications, Sr. Notes, 9.250%, 05/15/11                                        82,687
  75,000  Dobson Cellular Systems, Sr. Notes, 9.875%, 11/01/12                                        82,500
  75,000  Dobson Cellular Systems, Sr. Notes, 8.375%, 11/01/11                                        79,313
 100,000  Dobson Communications, Sr. Sub. Notes, 8.875%, 10/01/13                                    100,500
 250,000  MCI Inc., Sr. Sr. Notes, 8.735%, 05/01/14                                                  279,375
 179,000  Panamsat Corp., Sr. Notes, 9.000%, 08/15/14**                                              189,740
 200,000  Qwest Capital Funding, Sr. Notes, 7.900%, 08/15/10                                         199,500
 200,000  Qwest Capital Funding, Sr. Notes, 7.000%, 08/03/09                                         196,500
 125,000  Qwest Communications International, Sr. Notes, 7.250%, 02/15/11                            122,344
 150,000  Qwest Corporation, Sr. Notes, 7.875%, 09/01/11                                             157,125
 125,000  Qwest Corporation, Sr. Notes, 7.625%, 06/15/15**                                           128,281
 100,000  Qwest Services Corp. Sr. Notes, 13.500%, 12/15/10                                          115,000
 100,000  Time Warner Telecom Holdings, Sr Notes, 9.250%, 02/15/14                                   101,750
                                                                                                 -----------
                                                                                                   2,288,490
                                                                                                 -----------

          UTILITIES -- 8.2%
 200,000  AES Corporation, Sr. Notes, 9.000%, 05/15/15**                                            220,500
 104,000  AES Corporation, Sr. Notes, 8.750%, 06/15/08                                              110,500
 200,000  Allegheny Energy Supply, Sr. Notes, 8.250%, 04/15/12**                                    226,000
 150,000  Aquila Inc., Sr. Notes, 9.950%, 02/01/11                                                  169,125
 115,000  Calpine Corp., Sr. Notes, 8.500%, 07/15/10**                                               82,800
 200,000  CMS Energy Corp., Sr. Notes, 9.875%, 10/15/07                                             218,500
  75,000  Dynegy Holdings, Inc., Sr. Notes, 10.125%, 07/15/13**                                      84,000
 150,000  Dynegy Holdings, Inc., Sr. Notes, 8.750%, 02/15/12                                        163,500
 150,000  Midwest Generation LLC., Sr. Notes, 8.750%, 05/01/34                                      167,812
 186,000  NRG Energy Inc., Sr. Notes, 8.000%, 12/15/13                                              199,020
  75,000  PSEG Energy Holding, Sr. Notes, 10.000%, 10/01/09                                          83,625
  75,000  PSEG Energy Holdings, Sr Notes, 8.500%, 06/15/11                                           81,188
 100,000  Texas Genco LLC Financing, Sr. Notes, 6.875%, 12/15/14**                                  102,250
 275,000  TXU Corp., Sr. Notes, 5.550%, 11/15/14                                                    262,440
                                                                                                 -----------
                                                                                                   2,171,260
                                                                                                 -----------

          CHEMICALS AND PLASTICS -- 8.2%
 162,000  BCP Crystal US Holdings Corp., Sr. Sub. Notes, 9.625%, 06/15/14                           181,035
 175,000  Equistar Chemical Funding, Sr. Notes, 10.625%, 05/01/11                                   191,625
 250,000  Hercules Inc., Sr. Sub. Notes, 6.750%, 10/15/29                                           246,250
 213,000  Huntsman ICI Chemicals Ltd., Sr. Sub. Notes, 10.125%, 07/01/09                            220,189
  40,000  Huntsman International LLC., Sr. Sub. Notes, 7.375%, 01/01/15**                            38,500
 175,000  Innophos Inc., Sr. Sub. Notes, 8.875%, 08/15/14**                                         179,812
 350,000  Lyondell Chemical Co., Sr. Sub. Notes, 10.875%, 05/01/09                                  362,250
 150,000  Nalco Company, Sr. Sub. Notes, 8.875%, 11/15/13                                           154,688
 150,000  Nell AF Sarl, Sr. Notes, 8.375%, 08/15/15                                                 147,375

                       See Notes to Finanical Statements.

                                       1

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                           VALUE
 AMOUNT                                                                                            (NOTE 1)
--------                                                                                         -----------

CORPORATE BONDS AND NOTES -- (CONTINUED)
$175,000  Rhodia SA, Sr. Sub. notes, 8.875%, 06/01/11                                            $   166,250
  73,000  Rockwood Specialties GRP., Sr. Sub. Notes, 10.625%, 05/15/11                                79,935
 200,000  Rockwood Specialties GRP., Sr. Sub. Notes, 7.500%, 11/15/14**                              195,000
                                                                                                 -----------
                                                                                                   2,162,909
                                                                                                 -----------

          LODGING AND CASINOS -- 7.7%
 100,000  Aztar Corp., Sr. Sub. Notes, 7.875%, 06/15/14                                              105,000
 200,000  Felcor Lodging LP., Sr. Notes, 9.000%, 06/01/11                                            218,500
 275,000  Global Cash Account Finance, Sr. Sub Notes, 8.750%, 03/15/12                               297,000
 100,000  Hard Rock Hotel, Inc., Sr. Notes, 8.875%, 06/01/13                                         107,750
 200,000  Host Marriott LP., Sr. Notes, 7.125%, 11/01/13                                             205,250
 200,000  Jacobs Entertainment, Sr. Notes, 11.875%, 02/01/09                                         214,500
 150,000  Resort International Hotel/Casino, Sr. Notes, 11.500%, 03/15/09                            168,750
 175,000  River Rock Entertainment, Sr. Notes, 9.750%, 11/01/11                                      195,125
 140,000  Riviera Holdings Corp., Sr. Notes, 11.000%, 06/15/10                                       151,900
 175,000  Seneca Gaming Corp., Sr. Notes, 7.250%, 05/01/12                                           180,250
 200,000  Wheeling Island Gaming, Sr. Notes, 10.125%, 12/15/09                                       211,000
                                                                                                 -----------
                                                                                                   2,055,025
                                                                                                 -----------

          CABLE AND SATELLITE TELEVISION -- 7.1%
 250,000  Cablevision Systems, Corp., Sr. Notes. Series B, 8.000%, 04/15/12                          243,750
 249,437  Charter Communications Holdings, Sr. Sub. Notes, 11.000%, 10/01/15                         244,448
 350,000  Charter Communications Holdings II, Sr. Notes, 10.250%, 09/15/10                           360,500
 100,000  CSC Holdings, Inc., Sr. Notes, 7.250%, 07/15/08                                            100,875
 175,000  DIRECTV Holdings Finance, Sr. Notes, 6.375%, 06/15/15**                                    174,563
 150,000  GCI, Inc., Sr. Notes, 7.250%, 02/15/14                                                     145,875
 125,000  Insight Midwest, Sr. Notes, 10.500%, 11/01/10                                              131,875
 150,000  Lodgenet Entertainment, Sr. Sub. Notes, 9.500%, 06/15/13                                   165,000
 100,000  Mediacom LLC., Sr. Notes, 9.500%, 01/15/13                                                  99,750
 200,000  NTL Cable PLC., Sr. Notes, 8.750%, 04/15/14                                                207,500
                                                                                                 -----------
                                                                                                   1,874,136
                                                                                                 -----------

          BUILDING AND DEVELOPMENT -- 6.0%
 200,000  Builders Firstsource, Inc., Sr. Notes, 8.040%, 02/15/12**                                  203,000
 250,000  D.R. Horton, Inc., Sr. Notes, 6.875%, 05/01/13                                             263,184
 125,000  KB Home, Sr. Notes, 6.250%, 06/15/15                                                       121,836
 225,000  Ply Gem Industries, Inc., Sr. Sub Notes, 9.000%, 02/15/12                                  190,125
 100,000  Standard Pacific Corp, Sr. Sub. Note, 7.000%, 08/15/15                                      96,000
 200,000  THL Buildco (Nortek, Inc.) Sr. Sub. Notes, 8.500%, 09/01/14                                185,000
 300,000  WCI Communities, Inc., Sr. Sub. Notes, 9.125%, 05/01/12                                    310,500
 200,000  William Lyon Homes, Sr. Notes, 10.750%, 04/01/13                                           216,500



          PUBLISHING & PRINTING -- 5.6%
  50,000  American Media Operation, Sr. Sub. Notes, 8.875%, 01/15/11                                  44,500
  50,000  American Media Operation, Sr. Sub. Notes, Series B, 10.250%, 05/01/09                       48,875
 250,000  Cenveo Corp., Sr. Sub. Notes, 7.875%, 12/01/13                                             242,500

                       See Notes to Finanical Statements.

                                       2

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                           VALUE
 AMOUNT                                                                                            (NOTE 1)
--------                                                                                         -----------

CORPORATE BONDS AND NOTES -- (CONTINUED)
$147,000  Dex Media West, Sr. Sub Notes, Series B, 9.875%, 08/15/13                              $   162,986
 200,000  Dex Media, Inc., Sr. Notes, 8.000%, 11/15/13                                               206,500
 200,000  Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 02/01/13                                     213,000
 100,000  Mail Well I, Corp.(Cenveo Corp.), Sr. Notes, 9.625%, 03/15/12                              107,750
 175,000  Vertis, Inc., Sr. Notes, Series B, 10.875%, 06/15/09                                       172,813
 300,000  WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/01/14**                                       291,750
                                                                                                 -----------
                                                                                                   1,490,674
                                                                                                 -----------

          PIPE LINES/EX NATURAL GAS -- 5.6%
 100,000  El Paso CGP. Co., Sr. Notes, 7.750%, 06/15/10                                              102,500
 100,000  El Paso CGP. Co., Sr. Notes, 7.625%, 09/01/08                                              102,125
 350,000  El Paso Corp., Sr. Notes, 7.875%, 06/15/12                                                 364,000
 225,000  El Paso Production Holding, Sr. Notes, 7.750%, 06/01/13                                    236,250
 150,000  Sonat, Inc., Sr. Notes, 7.625%, 07/15/11                                                   153,000
 200,000  Williams Cos., Inc., Sr. Notes, 8.125%, 03/15/12                                           219,500
 275,000  Williams Cos., Inc., Sr. Notes, 7.625%, 07/15/19                                           299,062
                                                                                                 -----------
                                                                                                   1,476,437
                                                                                                 -----------

          FINANCIAL INTERMEDIARIES -- 5.4%
 300,000  Americredit Corp., Sr. Notes, 9.250%, 05/01/09                                             318,000
 100,000  Athena Neuro Finance LLC., Sr. Sub. Nores, 7.250%, 02/21/08                                 96,500
 350,000  Ford Motor Credit Company, Sr. Sub. Notes, 7.000%, 10/01/13                                325,056
 375,000  General Motors Accept Corp., Sr. Sub. Notes, 6.750%, 12/01/14                              326,723
 130,000  Refco Finance Holdings, Sr. Sub. Notes, 9.000%, 08/01/12                                   142,025
 200,000  Western Financial Bank, Sr. Sub. Notes, 9.625%, 05/15/12                                   230,000
                                                                                                 -----------
                                                                                                   1,438,304
                                                                                                 -----------

          WIRELESS COMMUNICATIONS -- 5.0%
 150,000  Alamosa Delaware, Inc., Sr. Notes, 8.500%, 01/31/12                                        160,875
 100,000  American Tower Corp., Sr. Notes, 7.250%, 12/01/11                                          106,750
 100,000  American Tower Corp., Sr. Notes., 7.125%, 10/15/12**                                       105,500
 175,000  Centennial Communications, Sr. Notes, 8.125%, 02/01/14                                     185,937
 225,000  Nextel Communications, Sr. Notes, 7.375%, 08/01/15                                         241,078
  25,000  Nextel Partners, Inc., Sr. Notes, 12.500%, 11/15/09                                         26,812
  75,000  Nextel Partners, Inc., Sr. Notes, 8.125%, 07/01/11                                          81,375
 150,000  Rogers Wireless, Inc., Sr. Sub. Notes, 8.000%, 12/15/12**                                  159,188
 150,000  Rural Cellular Corp., Sr. Notes, 8.250%, 03/15/12                                          158,250
 100,000  Ubiquitel Operating Co., Sr. Notes, 9.875%, 03/01/11                                       111,500
                                                                                                 -----------
                                                                                                   1,337,265
                                                                                                 -----------

          HEALTH CARE -- 4.8%
 275,000  HCA, Inc., Sub. Notes, 6.750%, 07/15/13                                                    281,188
 100,000  Insight Health Services, Sr. Sub. Notes, Series B, 9.875%, 11/01/11                         81,250
 100,000  Senior Housing Properties Trust, Sr.Notes, 7.875%, 04/15/15                                107,000
 225,000  Tenet Healthcare Corp., Sr. Notes, 9.875%, 07/01/14                                        236,250
 150,000  Tenet Healthcare Corp., Sr. Notes, 9.250%, 02/01/15**                                      152,250
 100,000  Triad Hospitals, Inc., Sr. Sub. Notes, 7.000%, 11/15/13                                    101,750

                       See Notes to Finanical Statements.

                                       3

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                           VALUE
 AMOUNT                                                                                            (NOTE 1)
--------                                                                                         -----------

CORPORATE BONDS AND NOTES -- (CONTINUED)
$100,000  Vanguard Health Holdings II, Sr. Sub. Notes, 9.000%, 10/01/14                          $   107,000
 200,000  VWR International, Inc., Sr. Sub. Notes, 8.000%, 04/15/14                                  195,750
                                                                                                 -----------
                                                                                                   1,262,438
                                                                                                 -----------

          INDUSTRIAL MACHINERY/COMPONENTS -- 4.7%
 225,000  Case New Holland, Inc. Sr. Notes, 9.250%, 08/01/11**                                       239,062
  44,000  Dresser Rand Group, Inc., Sr. Sub. Notes, 7.375%, 11/01/14**                                45,870
  65,000  JLG Industries, Inc., Sr. Sub Notes, 8.375%, 06/15/12                                       69,225
 250,000  Mueller Group, Inc.., Sr. Sub. Notes, 10.000%, 05/01/12                                    266,250
 200,000  Sensus Metering Systems, Sr. Sub. Notes, 8.625%, 12/15/13                                  185,000
 200,000  Trimas Corp. Sr., Sub. Notes, 9.875%, 06/15/12                                             165,000
 260,000  Wesco Distribution, Inc., Sr. Sub. Notes, Series B, 9.125%, 06/01/08                       264,550
                                                                                                 -----------
                                                                                                   1,234,957
                                                                                                 -----------

          OIL AND GAS -- 4.4%
 175,000  Chesapeake Energy Corp., Sr. Notes, 7.000%, 08/15/14                                       184,625
 250,000  Ferrellgas Partners LP., Sr. Notes, 8.750%, 06/15/12                                       255,000
 250,000  Sesi LLC., Sr. Notes, 8.875%, 05/15/11                                                     265,000
 100,000  Swift Energy Co., Sr. Notes, 7.625%, 07/15/11                                              103,500
 300,000  Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 06/01/10                                     316,500
  50,000  Whiting Petroleum Corp., Sr. Sub. Notes, 7.250%, 05/01/13                                   51,125
                                                                                                 -----------
                                                                                                   1,175,750
                                                                                                 -----------

          AUTO PARTS & ACCESSORIES -- 4.1%
 100,000  CSK Auto, Inc., Sr. Notes, 7.000%, 01/15/14                                                 94,000
 200,000  Delco Remy International, Inc., Sr. Sub. Notes, 11.000%, 05/01/09                          131,000
 150,000  Dura Operating Corp., Sr. Sub. Notes, Series B, 8.625%, 04/15/12                           134,250
 275,000  Goodyear Tire & Rubber, Sr. Notes, 7.857%, 08/15/11                                        267,437
 125,000  Navistar International, Sr. Notes, 7.500%, 06/15/11                                        126,875
  50,000  Tenneco Automotive, Inc., Sr. Notes, Series B, 10.250%, 07/15/13                            56,125
 200,000  Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14                                 202,500
  75,000  Visteon Corp., Sr. Notes, 7.000%, 03/10/14                                                  65,438
                                                                                                 -----------
                                                                                                   1,077,625
                                                                                                 -----------

          CONSUMER PRODUCTS -- 3.8%
 250,000  Amscan Holdings, Inc., Sr. Sub. Notes, 8.750%, 05/01/14                                    220,000
 175,000  Chattem, Inc., Sr. Sub. Notes, 7.000%, 03/01/14                                            178,500
 175,000  Playtex Products, Inc., Sr. Sub Notes, 9.375%, 06/01/11                                    183,531
 225,000  Samsonite Corp., Sr. Sub. Notes, 8.875%, 06/01/11                                          240,188
 175,000  Sealy Mattress Co., Sr. Sub. Notes, 8.250%, 06/15/14                                       176,750
                                                                                                 -----------
                                                                                                     998,969
                                                                                                 -----------

          ELECTRONICS/ELECTRIC -- 2.4%
 100,000  Amkor Technologies, Inc., Sr. Notes, 7.125%, 03/15/11                                       86,750
 200,000  Celestica, Inc., Sr. Sub. Notes, 7.875%, 07/01/11                                          205,000
 100,000  L-3 Communications Inc., Sr. Sub. Notes, 6.375%, 10/15/15                                  101,250
  75,000  Sanmina-Sci Corp., Sr. Notes, 10.375%, 01/15/10                                             83,062

                       See Notes to Finanical Statements.

                                       4

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                           VALUE
 AMOUNT                                                                                            (NOTE 1)
--------                                                                                         -----------

CORPORATE BONDS AND NOTES -- (CONTINUED)
$100,000  Stats Chippac Ltd., Sr. Notes, 7.500%, 07/19/10                                        $   101,500
  75,000  Stats Chippac LTD., Sr. Notes, 6.750%, 11/15/11                                             73,125
                                                                                                 -----------
                                                                                                     650,687
                                                                                                 -----------

          FOOD/DRUG RETAILERS -- 2.4%
 100,000  B&G Foods Holding Corp., Sr. Notes, 8.000%, 10/01/11                                       101,750
 100,000  Ingles Markets, Inc., Sr. Sub. Notes, 8.875%, 12/01/11                                     101,500
 225,000  Jean Coutu Group PJC., Inc., Sr. Sub. Notes, 8.500%, 08/01/14                              225,000
 200,000  Stater Bros Holdings, Inc., Sr. Notes, 8.125%, 06/15/12                                    198,500
                                                                                                 -----------
                                                                                                     626,750
                                                                                                 -----------

          CONTAINERS/PACKAGING -- 2.2%
 200,000  Berry Plastic, Sr. Sub. Notes, 10.750%, 07/15/12                                           216,000
 125,000  Constar International, Sr. Sub Notes, 11.000%, 12/01/12                                     79,375
 100,000  Graham Packaging Co., Sr. Notes, 8.500%, 10/15/12                                          100,000
 100,000  Plastipak Holdings, Inc., Sr. Notes, 10.750%, 09/01/11                                     109,500
 100,000  Solo Cup Company, Sr. Sub. Notes, 8.500%, 02/15/14                                          89,000
                                                                                                 -----------
                                                                                                     593,875
                                                                                                 -----------

          PAPER & FOREST PRODUCTS -- 2.2%
  75,000  Abitibi Consolidated Inc., Sr. Notes, 8.550%, 08/01/10                                      76,687
 100,000  Appleton Papers, Inc., Sr. Notes, 8.125%, 06/15/11                                          98,500
 200,000  Boise Cascade Llc., 7.125%, 10/15/14                                                       190,500
 125,000  Graphic Packaging International, Sr. Sub. Notes, 9.500%, 08/15/13                          118,125
 125,000  Millar Western Forest, Sr. Notes, 7.750%, 11/15/13                                         107,188
                                                                                                 -----------
                                                                                                     591,000
                                                                                                 -----------

          LEISURE GOODS, ACTIVITIES, MOVIE -- 1.8%
 175,000  NCL Corp., Sr. Notes, 11.625%, 07/15/14**                                                  185,500
 300,000  Six Flags, Inc., Sr. Notes, 9.625%, 06/01/14                                               297,000
                                                                                                 -----------
                                                                                                     482,500
                                                                                                 -----------

          ECOLOGICAL SERVICES AND EQUIPMENT -- 1.6%
$200,000  Allied Waste North America, Inc., Sr. Notes, Series B, Sr. Notes, 9.250%, 09/01/12     $   217,500
 100,000  Allied Waste North America, Sr. Notes, 7.875%, 04/15/13                                    102,500
 100,000  Casella Waste Systems, Sr. Sub. Notes, 9.750%, 02/01/13                                    108,500
                                                                                                 -----------
                                                                                                     428,500
                                                                                                 -----------

          RETAIL -- 1.5%
  75,000  Dillards, Inc., Sr. Sub. Notes, 7.850%, 10/01/12                                            78,750
 125,000  Penney (JC) Co., Inc., Sr. Notes, 9.000%, 08/01/12                                         147,813
 175,000  Petro Shopping Center, Sr. Notes, 9.000%, 02/15/12                                         173,250
                                                                                                 -----------
                                                                                                     399,813
                                                                                                 -----------

          AEROSPACE/DEFENSE -- 1.4%
 100,000  BE Aerospace, Inc., Sr. Sub. Notes, Series B, 8.875%, 05/01/11                             105,500
 100,000  Bombardier Inc., Sr. Sub. Notes, 6.750%, 05/01/12 **                                        93,750

                       See Notes to Finanical Statements.

                                       5

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                           VALUE
 AMOUNT                                                                                            (NOTE 1)
--------                                                                                         -----------

CORPORATE BONDS AND NOTES -- (CONTINUED)
$175,000  K & F Acquisition, Inc., Sr. Sub. Notes, 7.750%, 11/15/14                              $   177,625
                                                                                                 -----------
                                                                                                     376,875
                                                                                                 -----------

          BROADCASTING -- 1.3%
 200,000  Rainbow National Services LLC., Sr. Notes, 8.750%, 09/01/12**                              214,250
 125,000  Sinclair Broadcast Group, Sr. Sub. Notes, 8.000%, 03/15/12                                 128,594
                                                                                                 -----------
                                                                                                     342,844
                                                                                                 -----------

          OFFICE/BUSINESS EQUIPMENT -- 1.3%
 300,000  Xerox Corp., Sr. Notes, 9.750%, 01/15/09                                                   337,500
                                                                                                 -----------

          FOOD SERVICE -- 1.2%
 150,000  Buffets, Inc., Sr. Sub. Notes, 11.250%, 07/15/10                                           151,500
 175,000  Friendly Ice Cream Corp., Sr. Notes, 8.375%, 06/15/12                                      166,250
                                                                                                 -----------
                                                                                                     317,750
                                                                                                 -----------

          STEEL -- 1.2%
 100,000  Ak Steel Corp., Sr. Notes, 7.750%, 06/15/12                                                 92,750
 100,000  International Steel Group, Sr. Notes, 6.500%, 04/15/14                                      99,500
 125,000  Ryerson Tull, Inc., Sr. Notes, 8.250%, 12/15/11                                            122,188
                                                                                                 -----------
                                                                                                     314,438
                                                                                                 -----------

          SOFTWARE/SERVICES -- 1.2%
 100,000  Sungard Data Systems, Inc., Sr. Sub. Notes, 4.875%, 01/15/14                                88,250
 200,000  UGS Corp., Sr. Sub. Notes, 10.000%, 06/01/12                                               220,000
                                                                                                 -----------
                                                                                                     308,250
                                                                                                 -----------

          APPAREL & TEXTILES -- 0.8%
 100,000  Levi Strauss & Co., Sr. Notes, 9.750%, 01/15/15                                            102,500
 100,000  Phillips Van-Heusen, Sr. Notes, 8.125%, 05/01/13                                           105,500
                                                                                                 -----------
                                                                                                     208,000
                                                                                                 -----------

          AGRICULTURAL PRODUCTION - CROPS -- 0.8%
 200,000  Hines Nurseries, Inc., Sr. Notes, 10.250%, 10/01/11                                        204,000
                                                                                                 -----------

          SUPPORT SERVICES -- 0.7%
 200,000  Geo Group, Inc., Sr. Notes, 8.250%, 07/15/13                                               200,000
                                                                                                 -----------

          PROPERTY - CASUALTY INSURANCE -- 0.7%
 175,000  Crum & Forster Holding Corp., Sr. Notes, 10.375%, 06/15/13                                 192,063
                                                                                                 -----------

          CONSULTING SERVICES -- 0.7%
 175,000  FTI Consulting, Sr. Notes, 7.625%, 06/15/13                                                179,375
                                                                                                 -----------

          INSURANCE -- 0.6%
 175,000  Fairfax Financial Holdings, Sr. Notes, 7.750%, 04/26/12                                    168,875
                                                                                                 -----------

          PERSONAL SERVICES -- 0.6%
  50,000  Service Corp. International, Sr. Notes, 7.700%, 04/15/09                                    52,750

                       See Notes to Finanical Statements.

                                       6

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                           VALUE
 AMOUNT                                                                                            (NOTE 1)
--------                                                                                         -----------

CORPORATE BONDS AND NOTES -- (CONTINUED)
$100,000  Service Corp. International, Sr. Notes, 7.700%, 04/15/09                               $   105,500
                                                                                                 -----------
                                                                                                     158,250
                                                                                                 -----------

          MARINE TRANSPORTATION -- 0.6%
 150,000  Omi Corp., Sr. Notes, 7.625%, 12/01/13                                                     156,000
                                                                                                 -----------

          METALS/MINERALS -- 0.5%
 135,000  Novelis, Inc., Sr. Notes, 7.250%, 02/15/15**                                               128,250
                                                                                                 -----------

          EQUIPMENT LEASING -- 0.4%
 100,000  United Rentals, N.A. Inc., Sr. Sub. Notes, 7.750%, 11/15/13                                 97,000
                                                                                                 -----------

          TELECOMMUNICATIONS EQUIPMENT -- 0.2%
  75,000  Lucent Technologies, Sr. Notes, 6.450%, 03/15/29                                            66,000
                                                                                                 -----------
          TOTAL CORPORATE BONDS AND NOTES
            (Cost $30,715,061)                                                                    31,158,979
                                                                                                 -----------

FOREIGN BONDS -- 4.9%

          OIL & GAS -- 2.0%
 200,000  Gazprom International SA., Sr. Notes, 7.201%, 02/01/20** (Luxembourg)                      219,500
 100,000  Morgan Stanley (Gazprom), Sr. Notes, 9.625%, 03/01/13** (Denmark)                          124,375
 175,000  Petrobras International Finance, Sr. Notes, 7.750%, 09/15/14 (Kyrgyzstan)                  190,312
                                                                                                 -----------
                                                                                                     534,187
                                                                                                 -----------

          CONTAINERS/PACKAGING -- 1.0%
 225,000  Crown Euro Holdings SA., Sr. Notes, 10.875%, 03/01/13 (France)                             262,125
                                                                                                 -----------

          FOREST PRODUCTS & PAPER -- 1.0%
 250,000  Kappa Beheer BV, Sr. Sub. Notes, 10.625%, 07/15/09 (Netherlands)                           261,562
                                                                                                 -----------

          TELECOMMUNICATIONS EQUIPMENT -- 0.7%
 175,000  Intelsat Bermuda LTD., Sr. Notes, 8.625%, 01/15/15** (Bermuda)                             179,375
                                                                                                 -----------

          UTILITIES -- 0.2%
 115,000  Calpine Corp., Sr. Notes, 8.500%, 05/01/08 (Canada)                                         69,288
                                                                                                 -----------

          TOTAL FOREIGN BONDS
            (Cost $1,290,698)                                                                      1,306,537
                                                                                                 -----------

SHORT TERM OBLIGATIONS -- 5.9%
 265,000  912795Vu2 T-Bill 10 06 05, 2.900%, 10/06/05                                                264,893
 350,000  912795Vu2 T-Bill 10 06 05, 3.100%, 10/06/05                                                349,849
 935,000  912795Vu2 T-Bill 10 06 05, 3.200%, 10/06/05                                                934,585
                                                                                                 -----------
          TOTAL SHORT TERM OBLIGATIONS
            (Cost $1,549,327)                                                                      1,549,327
                                                                                                 -----------

                       See Notes to Finanical Statements.

                                       7

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

  TOTAL INVESTMENTS (Cost $33,555,086)                                         128.3%             34,014,843

  LIABILITIES LESS OTHER ASSETS (Net)                                          (28.3%)            (7,493,395)
                                                                               -----             -----------

  NET ASSETS                                                                   100.0%            $26,521,448
                                                                               =====             ===========


 ** Security purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
*** Rate represents annualized yield at date of purchase.


                       See Notes to Finanical Statements.

                                       8
ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CIM High Yield Securities
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George Baumann
                         -------------------------------------------------------
                           George Baumann, President
                           (principal executive officer)

Date     November 22, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George Baumann
                         -------------------------------------------------------
                           George Baumann, President
                           (principal executive officer)

Date     November 22, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Cindy Cameron
                         -------------------------------------------------------
                           Cindy Cameron, Treasurer
                           (principal financial officer)

Date     November 22, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.